Reconciliation of Operating expenses and Total Debt - Summary of Reconciliation of Operating Expenses (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [abstract]
Production and manufacturing expenses	$ 5,476	$ 5,745	$ 4,909	$ 11,221	$ 10,459
Selling, distribution and administrative expenses	2,911	2,803	3,077	5,714	5,917
Research and development	277	167	278	444	464
Operating expenses	$ 8,664	$ 8,716	$ 8,265	$ 17,380	$ 16,840